Prepaid Expenses and Other Current Assets - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2023
Prepaid And Other Current Assets [Abstract]
Deferred Offering Costs	$ 0.8	$ 0.0	$ 0.3